Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Auditors' remuneration, fees paid by subsidiaries	¥ 47	¥ 49	¥ 53
Subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Auditors' remuneration, fees paid by subsidiaries	¥ 41	¥ 62	¥ 60